Net borrowings	6 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Net borrowings	Net borrowings

	31 December 2023	30 June 2023	31 December 2022
	$ million	Re-presented $ million	Re-presented $ million
Borrowings due within one year and bank overdrafts	(2,004)	(2,142)	(2,767)
Borrowings due after one year	(19,476)	(18,649)	(18,365)
Fair value of foreign currency forwards and swaps	406	436	643
Fair value of interest rate hedging instruments	(366)	(476)	(507)
Lease liabilities	(572)	(564)	(526)
	(22,012)	(21,395)	(21,522)
Cash and cash equivalents	1,529	1,813	3,319
	(20,483)	(19,582)	(18,203)